Acquisitions and Divestitures (Consideration Paid For Assets Acquired and Liabilities Assumed in Aloka) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Acquisitions and Divestitures
Current assets	¥ 43,346
Non-current assets (excluding intangible assets)	9,585
Intangible assets (excluding goodwill)	1,811
Total assets acquired	54,742
Current liabilities	(13,740)
Non-current liabilities	(2,987)
Total liabilities assumed	(16,727)
Gain on the bargain purchase	(8,684)
Previously acquired equity interest measured at fair value	(3,699)
Cash paid for acquisition	(24,894)
Fair value of noncontrolling interests	(738)
Total purchase consideration	¥ (29,331)